SUPPLEMENTARY CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS INFORMATION	6 Months Ended
Jun. 30, 2024
Supplementary Consolidated Balance Sheets Information [Abstract]
SUPPLEMENTARY CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS INFORMATION
NOTE 13:-	SUPPLEMENTARY CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS INFORMATION

a.	Other current assets:

	June 30, 2024	December 31, 2023
	Unaudited	Audited

Governmental authorities *)	$3,512	$3,186
Prepaid expenses	6,509	6,227
Deferred charges	4,153	8,320
Advance payments to suppliers	3,054	3,716
Other	2,788	2,850

	20,016	$24,299

*) Under the provisions of the Coronavirus Aid, Relief, and Economic Security Act (the "CARES Act") the Company was eligible for a refundable Employee Retention Credit subject to certain criteria. As of December 31, 2023, the Company had a $952 receivable balance from the United States government related to the CARES Act. During the six months ended June 30, 2024 the entire outstanding amount was collected by the Company.

b.	Other current liabilities:

	June 30, 2024	December 31, 2023
	Unaudited	Audited

Payroll and related employee accruals	$14,374	$14,017
Governmental authorities	1,842	2,301
Holdback Amount (see Note 15)	582	-
Deferred rent	1,128	-
Other	153	113

	$18,079	$16,431

c.	Credit facility:

	Interest rate	Maturity	June 30, 2024

Credit facility from bank	U.S. Prime Plus 2.25%	2024	$-

As of December 31, 2023, one of the Company’s subsidiaries had a revolving credit facility agreement with a U.S. based bank. During the six months ended June 30, 2024, the entire credit facility from bank was repaid.

d.	Long-term loan:

	Interest rate	Maturity	June 30, 2024

Other loan	14%	2026	$2,000

One of the Company’s subsidiaries has a loan agreement with one of its former shareholders.

e.	Other long-term liabilities:

	June 30, 2024	December 31, 2023
	Unaudited	Audited

Earn-Out Consideration, Holdback Amount and Bonus Amount (see Note 15)	$9,441	$11,982
Other	700	934

	10,141	$12,916